CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income	Total Charm Communications Inc.'s shareholders' equity	Non-controlling interest
Balance at Dec. 31, 2010	$ 180,275	$ 8	$ 115,288	$ 3,047	$ 56,736	$ 4,319	$ 179,398	$ 877
Balance (in shares) at Dec. 31, 2010		78,260,102
Cumulative translation adjustment	9,065					9,065	9,065
Net income (loss)	47,719				46,147		46,147	1,572
Repurchase of ordinary shares (in shares)	(432,650)	(432,650)
Repurchase of ordinary shares	(1,906)		(1,906)				(1,906)
Share-based compensation	3,069		3,069				3,069
Exercise of options (in shares)		138,724
Exercise of options	186		186				186
Provision of statutory reserve				4,978	(4,978)
Balance at Dec. 31, 2011	238,408	8	116,637	8,025	97,905	13,384	235,959	2,449
Balance (in shares) at Dec. 31, 2011		77,966,176
Cumulative translation adjustment	2,268					2,268	2,268
Net income (loss)	(3,187)				(4,705)		(4,705)	1,518
Addition of noncontrolling interest/ Purchase of noncontrolling interest	240							240	[1]
Repurchase of ordinary shares (in shares)	(2,041,836)	(2,041,836)
Repurchase of ordinary shares	(5,825)		(5,825)				(5,825)
Share-based compensation	2,213		2,213				2,213
Vesting of restricted shares		403,793
Exercise of options (in shares)		341,440
Exercise of options	381		381				381
Dividend (Note 12)	(12,556)		(12,556)				(12,556)
Provision of statutory reserve				988	(988)
Balance at Dec. 31, 2012	221,942	8	100,850	9,013	92,212	15,652	217,735	4,207
Balance (in shares) at Dec. 31, 2012		76,669,573
Cumulative translation adjustment	7,212					6,959	6,959	253
Net income (loss)	1,102				396		396	706
Addition of noncontrolling interest/ Purchase of noncontrolling interest	(163)		(278)				(278)	115
Share-based compensation	2,991		2,991				2,991
Vesting of restricted shares		482,125
Exercise of options (in shares)	4,249,430	4,249,430
Exercise of options	3,932		3,932				3,932
Dividend (Note 12)	(19,898)		(19,898)				(19,898)
Provision of statutory reserve				632	(632)
Balance at Dec. 31, 2013	$ 217,118	$ 8	$ 87,597	$ 9,645	$ 91,976	$ 22,611	$ 211,837	$ 5,281
Balance (in shares) at Dec. 31, 2013		81,401,128

[1]	On September 14, 2012, Beijing Guozhi was established with a 70% interest held by Charm Media for the purpose of expanding its tourism advertising businesses. The remaining 30% interest held by other shareholders was recorded as noncontrolling interest in the consolidated financial statements. In September 2013, the Group purchased additional 20% equity interest of Beijing Guozhi from its noncontrolling interest holder, Beijing Davost, with cash of US$163, which was accounted for as an equity transaction with no gain or loss recognized. As of December 31, 2013, the Group held 90% of the equity interest of Beijing Guozhi.